Securian Funds Trust

Supplement dated October 11, 2016 to the Prospectus of Securian Funds Trust dated April 29, 2016.

Effective October 1, 2016, Gilbert C. Scott no longer serves as a manager of the SFT IvySM Small Cap Growth Fund. At that time, Timothy J. Miller, Senior Vice President of WRIMCO, Kenneth G. McQuade, Senior Vice President of WRIMCO, and Bradley P. Halverson, Vice President of WRIMCO, became co-managers of the Fund.

The text on page 53, under the caption “SFT IvySM Small Cap Growth Fund: Management,” is replaced by the following:

SFT IvySM Small Cap Growth Fund: Management

The Fund is advised by Advantus Capital Management, Inc. (Advantus Capital) and sub-advised by Waddell & Reed Investment Management Company (WRIMCO). ‘Ivy’ is the service mark of Ivy Distributors, Inc., an affiliate of WRIMCO. The following individuals serve as the Fund’s primary portfolio managers:

Name and Title	Primary Manager Since

Timothy J. Miller Senior Vice President, WRIMCO	October 1, 2016

Kenneth G. McQuade Senior Vice President, WRIMCO	October 1, 2016

Bradley P. Halverson Vice President, WRIMCO	October 1, 2016

The text relating to SFT IvySM Small Cap Growth Fund on page 115, under the caption “Portfolio Managers,” is replaced by the following:

Portfolio Managers

Fund	Portfolio Manager and Title	Primary Portfolio Manager Since	Business Experience During Past Five Years

SFT IvySM Small Cap Growth Fund	Timothy J. Miller Senior Vice President, WRIMCO	October 1, 2016	Co-portfolio manager of the small cap growth product suite since October 2016, comprising institutional accounts, Ivy Small Cap Growth Fund, Waddell & Reed Advisors Small Cap Fund and Ivy VIP Small Cap Growth; Portfolio Manager, Waddell & Reed Advisors Small Cap Fund and Ivy Small Cap Growth Fund since April 2010 .

Fund	Portfolio Manager and Title	Primary Portfolio Manager Since	Business Experience During Past Five Years

SFT IvySM Small Cap Growth Fund (continued)	Kenneth G. McQuade Senior Vice President, WRIMCO	October 1, 2016	Co-portfolio manager of the small cap growth product suite since October 2016, comprising institutional accounts, Ivy Small Cap Growth Fund, Waddell & Reed Advisors Small Cap Fund and Ivy VIP Small Cap Growth; Portfolio Manager, Ivy VIP Small Cap Growth since March 2006.

	Bradley P. Halverson Vice President, WRIMCO	October 1, 2016	Co-portfolio manager of the small cap growth product suite since October 2016, comprising institutional accounts, Ivy Small Cap Growth Fund, Waddell & Reed Advisors Small Cap Fund and Ivy VIP Small Cap Growth; Assistant Portfolio Manager of small cap growth institutional accounts from 2014 to 2016; Equity Investment Analyst, Small Cap Growth team from 2008 to 2014.

Please retain this supplement for future reference.

F88081 10-2016